Accrued expenses and other liabilities - Summary of Accrued Expenses and Other Liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Non-current
Other accrued liabilities	€ 5	€ 26
Total	5	26
Current
Accrued fees to rights holders	1,695	1,826
Accrued salaries, vacation, severance, and related taxes	119	273
Accrued social costs for options and RSUs	217	57
Accrued operating liabilities	154	163
Other accrued expenses	162	121
Total	€ 2,347	€ 2,440